American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2022

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
Focused Dynamic Growth Fund G Class	461,252	20,525,698
Focused Large Cap Value Fund G Class	20,556,378	205,563,775
Growth Fund G Class	2,598,266	111,907,312
Heritage Fund G Class	3,307,141	73,484,675
Mid Cap Value Fund G Class	7,441,186	123,672,511
NT Disciplined Growth Fund G Class	3,908,215	51,353,939
NT Equity Growth Fund G Class	8,644,651	86,446,509
Small Cap Growth Fund G Class	1,252,012	23,688,062
Small Cap Value Fund G Class	2,542,228	25,117,209
Sustainable Equity Fund G Class	3,806,222	156,283,494
		878,043,184
Domestic Fixed Income Funds — 31.2%
Inflation-Adjusted Bond Fund G Class	7,363,775	90,279,885
NT Diversified Bond Fund G Class	38,753,409	391,021,896
NT High Income Fund G Class	10,272,042	92,448,377
Short Duration Fund G Class	5,219,608	52,300,475
Short Duration Inflation Protection Bond Fund G Class	3,079,972	33,818,097
		659,868,730
International Equity Funds — 16.1%
Emerging Markets Fund G Class	4,426,009	49,305,741
Global Real Estate Fund G Class	2,593,559	36,024,539
International Growth Fund G Class	9,461,708	107,674,239
International Small-Mid Cap Fund G Class	2,968,102	29,621,654
International Value Fund G Class	11,192,289	85,061,398
Non-U.S. Intrinsic Value Fund G Class	3,719,454	33,065,946
		340,753,517
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	5,317,683	47,965,497
Global Bond Fund G Class	17,069,559	161,648,723
International Bond Fund G Class	2,125,618	24,678,421
		234,292,641
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,925,447,267)		2,112,958,072
OTHER ASSETS AND LIABILITIES†		(2,054)
TOTAL NET ASSETS — 100.0%		$2,112,956,018

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$32,033	$1,345	$2,378	$(10,474)	$20,526	461	$2,605	$624
Focused Large Cap Value Fund(3)	237,422	61,706	50,407	(43,157)	205,564	20,556	1,366	48,341
Growth Fund(3)	137,994	23,723	13,612	(36,198)	111,907	2,598	6,912	12,185
Heritage Fund(3)	94,520	18,288	5,460	(33,863)	73,485	3,307	1,994	8,876
Mid Cap Value Fund(3)	142,172	33,177	29,309	(22,367)	123,673	7,441	1,434	27,138
NT Disciplined Growth Fund	63,797	8,740	5,587	(15,596)	51,354	3,908	936	7,582
NT Equity Growth Fund	102,168	20,370	8,800	(27,291)	86,447	8,645	2,408	18,336
Small Cap Growth Fund	29,148	6,325	1,215	(10,570)	23,688	1,252	183	4,847
Small Cap Value Fund	30,535	3,354	4,505	(4,267)	25,117	2,542	800	2,311
Sustainable Equity Fund	187,425	13,511	23,076	(21,577)	156,283	3,806	4,963	5,898
Inflation-Adjusted Bond Fund	106,135	5,077	14,418	(6,514)	90,280	7,364	294	3,530
NT Diversified Bond Fund	476,136	41,718	79,009	(47,823)	391,022	38,753	(2,441)	8,095
NT High Income Fund	111,486	7,095	15,217	(10,916)	92,448	10,272	(338)	5,551
Short Duration Fund	52,273	5,899	3,490	(2,382)	52,300	5,220	(57)	1,012
Short Duration Inflation Protection Bond Fund	32,578	5,066	3,096	(730)	33,818	3,080	(18)	1,319
Emerging Markets Fund(3)	62,196	11,639	3,975	(20,554)	49,306	4,426	(152)	5,257
Global Real Estate Fund(3)	42,777	9,411	7,420	(8,743)	36,025	2,594	1,105	8,476
International Growth Fund(3)	127,751	28,484	7,497	(41,064)	107,674	9,462	3,328	13,270
International Small-Mid Cap Fund(4)	40,345	9,133	3,388	(16,468)	29,622	2,968	1,895	7,014
International Value Fund(3)	95,204	20,842	11,559	(19,426)	85,061	11,192	(422)	11,008
Non-U.S. Intrinsic Value Fund	41,626	4,174	7,561	(5,173)	33,066	3,719	94	2,195
Emerging Markets Debt Fund	58,733	3,305	5,785	(8,288)	47,965	5,318	(350)	1,791
Global Bond Fund	196,072	10,077	24,097	(20,403)	161,649	17,070	(648)	6,089
International Bond Fund	25,761	4,123	75	(5,131)	24,678	2,126	(4)	379
	$2,526,287	$356,582	$330,936	$(438,975)	$2,112,958	178,080	$25,887	$211,124
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.